Average Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Diversified International Fund	Dec. 30, 2024
Fidelity Diversified International Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.71%
Past 5 years	9.30%
Past 10 years	4.87%
Fidelity Diversified International Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.67%
Past 5 years	8.52%
Past 10 years	4.10%
Fidelity Diversified International Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.43%
Past 5 years	7.52%
Past 10 years	3.89%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%